CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013
Common stock, without a stated value
Common stock, Authorized shares	17,460,000,000	17,460,000,000
Common stock, Issued shares	4,365,000,000	4,365,000,000
Common stock, Outstanding shares	4,146,760,100	4,146,760,100
Treasury stock, shares	218,239,900	218,239,900